Capital and financial risk management - Financial risk management - Combined cash and cash equivalent and short term investments and Undrawn revolving credit facilities (Details) - EUR (€)
€ in Billions
	Mar. 31, 2022	Mar. 31, 2021
Capital and financial risk management
Combined cash and cash equivalent and short term investments	€ 12.3
Undrawn revolving credit facilities	8.2	€ 8.0
Revolving credit facility
Capital and financial risk management
Undrawn revolving credit facilities	€ 7.6